UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund: Managed Account Series

Advantage Global SmallCap Fund

Mid Cap Dividend Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account

Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2017 (unaudited)	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.2%

Australia — 0.9%
Beach Energy Ltd.	213,724	$171,453
CSR Ltd.	1,374	4,807
GDI Property Group	26,423	25,982
OZ Minerals Ltd.	23,363	148,835
Regis Resources Ltd.	85,756	253,613
Sandfire Resources NL	35,224	166,794
Southern Cross Media Group Ltd.	12,628	11,113
St Barbara Ltd.	83,189	200,856

		983,453
Austria — 0.0%
EVN AG	459	7,985

Belgium — 0.1%
Ablynx NV(a)	313	7,269
Galapagos NV(a)	542	47,547

		54,816
Brazil — 0.4%
Banco do Estado do Rio Grande do Sul SA, Preference B Shares(a)	26,007	103,283
Cia de Saneamento de Minas Gerais-COPASA	2,710	33,860
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	44,497	217,493
Fleury SA(a)	7,090	56,812
JSL SA(a)	11,496	28,165

		439,613
Canada — 4.0%
B2Gold Corp.(a)	46,195	117,801
BRP, Inc.	16,388	599,172
Canaccord Genuity Group, Inc.	1,801	6,533
Canfor Corp.(a)	613	12,624
Canfor Pulp Products, Inc.	1,704	18,821
Capital Power Corp.	306	5,780
Celestica, Inc.(a)	9,673	104,966
Choice Properties Real Estate Investment Trust	5,243	53,602
Cogeco Communications, Inc.	5,685	405,659
Cogeco, Inc.	5,311	397,538
Detour Gold Corp.(a)	15,711	170,487
Dream Industrial Real Estate Investment Trust	874	5,982
Dream Office Real Estate Investment Trust	396	6,719
Hudbay Minerals, Inc.	2,664	19,348
Just Energy Group, Inc.	20,333	88,099
Lundin Mining Corp.	72,676	423,612
Martinrea International, Inc.	7,191	85,669
Norbord, Inc.	27,833	963,471
Surge Energy, Inc.	3,168	5,034
Trevali Mining Corp.(a)	649,950	685,139
Western Forest Products, Inc.	6,604	12,899

		4,188,955
China — 2.9%
361 Degrees International Ltd.	971,000	341,884
Agile Group Holdings Ltd.	116,000	168,258
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	14,060
BYD Electronic International Co. Ltd.	104,000	250,409
China National Materials Co. Ltd., Class H	76,000	58,191
China Overseas Property Holdings Ltd.	35,000	9,509
China Pioneer Pharma Holdings Ltd.	82,000	24,673
China SCE Property Holdings Ltd.	51,000	22,319
China Shineway Pharmaceutical Group Ltd.	40,000	36,750
China Suntien Green Energy Corp. Ltd., Class H	167,000	41,408
China Yuchai International Ltd.	2,289	60,086
Chu Kong Shipping Enterprises Group Co. Ltd.	134,000	33,380
CIFI Holdings Group Co. Ltd.	98,000	54,375

Security	Shares	Value
China (continued)
Consun Pharmaceutical Group Ltd.	18,000	$16,594
Greatview Aseptic Packaging Co. Ltd.	10,000	6,876
Hua Hong Semiconductor Ltd.(b)	131,000	230,908
KWG Property Holding Ltd.	305,500	324,598
Lonking Holdings Ltd.	1,808,000	644,130
NVC Lighting Holding Ltd.(a)	48,000	4,609
Phoenix New Media Ltd. — ADR(a)	7,238	48,639
Powerlong Real Estate Holdings Ltd.	133,000	61,108
Qingling Motors Co. Ltd., Class H	50,000	16,095
Shui On Land Ltd.	364,500	99,503
Sinotruk Hong Kong Ltd.	216,500	239,781
Welling Holding Ltd.	24,000	6,084
Xinyuan Real Estate Co. Ltd. — ADR	2,096	12,324
Yuzhou Properties Co. Ltd.	182,000	89,790
Zhongsheng Group Holdings Ltd.	24,000	49,537

		2,965,878
Czech Republic — 0.2%
Philip Morris CR A/S	221	166,810

Denmark — 1.1%
Bavarian Nordic A/S(a)	215	8,106
Topdanmark A/S(a)	26,247	1,129,341

		1,137,447
Finland — 0.2%
Atria OYJ	459	6,633
Sanoma OYJ	18,422	231,328

		237,961
France — 2.5%
Beneteau SA	1,098	24,439
Bonduelle SCA	116	5,451
Cie des Alpes	942	30,564
DBV Technologies SA(a)	136	6,115
Esso SA Francaise(a)	123	8,190
Gaztransport Et Technigaz SA	21,704	1,154,614
GL Events	539	16,007
Metropole Television SA	2,915	76,678
Television Francaise 1	80,917	1,288,647
Trigano SA	73	11,539

		2,622,244
Georgia — 0.0%
BGEO Group PLC	681	30,107

Germany — 2.1%
Amadeus Fire AG	481	43,843
Aurubis AG	7,460	619,843
Biotest AG(c)	489	11,350
DIC Asset AG	11,263	144,104
Hamburger Hafen und Logistik AG	7,094	208,863
MorphoSys AG(a)	278	26,291
Pfeiffer Vacuum Technology AG	243	44,137
Rheinmetall AG	241	30,706
Suedzucker AG	49,525	1,027,237

		2,156,374
Greece — 0.5%
Motor Oil Hellas Corinth Refineries SA	23,069	554,100

Hong Kong — 1.3%
CK Life Sciences Int’l Holdings, Inc.	184,000	14,162
Emperor Entertainment Hotel Ltd.	35,000	7,798
Giordano International Ltd.	48,000	25,727
G-Resources Group Ltd.(a)	315,000	4,275
Hopewell Highway Infrastructure Ltd.	124,000	74,122
Kingboard Chemical Holdings Ltd.	121,000	696,305
Kingboard Laminates Holdings Ltd.	177,500	294,932
Regal Real Estate Investment Trust	19,000	5,826

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) November 30, 2017 (unaudited)	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Road King Infrastructure Ltd.	17,000	$27,459
SSY Group Ltd.	56,000	31,574
Sun Hung Kai & Co. Ltd.	12,000	7,680
Yuexiu Real Estate Investment Trust	220,000	146,476

		1,336,336
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	140,265	251,125

India — 0.2%
Muthoot Finance Ltd.	3,022	20,738
NIIT Technologies Ltd.	6,086	60,449
Sterlite Technologies Ltd.	26,758	114,463
Tata Investment Corp. Ltd.	525	7,274
Vardhman Textiles Ltd.	526	10,677

		213,601
Indonesia — 0.1%
Bank Bukopin Tbk PT	165,300	7,516
Bank Tabungan Negara Persero Tbk PT	278,500	65,888
Indo Tambangraya Megah Tbk PT	28,900	45,259

		118,663
Ireland — 0.0%
Prothena Corp. PLC(a)	314	14,598

Israel — 0.6%
Ituran Location and Control Ltd.	3,773	134,319
Naphtha Israel Petroleum Corp. Ltd.	1,110	6,809
Orbotech Ltd.(a)	2,587	131,057
Radware Ltd.(a)	5,029	101,787
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,453	74,828
SodaStream International Ltd.(a)	2,939	206,847

		655,647
Italy — 0.3%
Ascopiave SpA	1,364	6,043
Azimut Holding SpA	8,985	170,785
DeA Capital SpA(a)	15,270	23,900
Falck Renewables SpA	6,430	10,971
Technogym SpA(b)	10,893	104,822

		316,521
Japan — 8.8%
Aisan Industry Co. Ltd.	900	10,284
Akita Bank Ltd.	200	5,454
Arcs Co. Ltd.	600	13,872
Asahi Holdings, Inc.	700	12,391
ASKA Pharmaceutical Co. Ltd.	1,900	34,727
Avex, Inc.	12,300	170,174
CMIC Holdings Co. Ltd.	600	9,062
Corona Corp.	1,100	13,940
Daiichi Jitsugyo Co. Ltd.	1,600	48,520
Daiken Corp.	300	7,732
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	200	9,636
Denka Co. Ltd.	2,200	81,367
DIC Corp.	5,800	217,661
Doutor Nichires Holdings Co. Ltd.	1,600	38,299
Dowa Holdings Co. Ltd.	4,200	161,027
DTS Corp.	300	9,952
Exedy Corp.	700	20,977
Fujibo Holdings, Inc.	400	12,452
Fujikura Ltd.	3,500	32,764
Fukuda Denshi Co. Ltd.	500	36,074
Geo Holdings Corp.	3,900	79,278
G-Tekt Corp.	400	8,454
Haseko Corp.	45,300	706,568
Hokuhoku Financial Group, Inc.	600	8,984

Security	Shares	Value
Japan (continued)
Inaba Denki Sangyo Co. Ltd.	100	$4,690
Ines Corp.	18,200	176,606
Ishihara Sangyo Kaisha Ltd.(a)	400	7,325
Itochu Enex Co. Ltd.	2,800	28,159
Itochu-Shokuhin Co. Ltd.	600	32,734
Jaccs Co. Ltd.	200	4,633
Jafco Co. Ltd.	2,500	132,323
Japan Pulp & Paper Co. Ltd.	200	7,669
JVC Kenwood Corp.	47,400	146,625
Kadokawa Dwango Corp.	700	8,042
Kaga Electronics Co. Ltd.	300	8,394
Kanematsu Corp.	12,800	154,328
Kasai Kogyo Co. Ltd.	800	14,043
Keihin Corp.	19,300	381,538
Kenedix Office Investment Corp.	11	61,771
Kurabo Industries Ltd.	9,000	27,602
Kuroda Electric Co. Ltd.(a)	6,600	159,660
KYB Corp.	500	29,732
Kyodo Printing Co. Ltd.	300	9,574
KYORIN Holdings, Inc.	5,000	95,631
Maeda Road Construction Co. Ltd.	10,000	226,142
Mandom Corp.	400	13,547
Marudai Food Co. Ltd.	4,000	17,675
Maruzen Showa Unyu Co. Ltd.	1,000	4,457
Matsuda Sangyo Co. Ltd.	500	8,348
Mitsubishi Logistics Corp.	17,300	464,339
Mitsubishi Research Institute, Inc.	400	13,404
Mitsui Home Co. Ltd.	2,000	12,155
Modec, Inc.	1,400	33,713
Mori Trust Sogo Reit, Inc.	26	37,924
NEC Networks & System Integration Corp.	22,900	599,226
NHK Spring Co. Ltd.	12,300	137,703
Nihon Unisys Ltd.	3,400	67,078
Nippon Kayaku Co. Ltd.	7,200	109,195
Nippon Road Co. Ltd.	900	54,327
Nippon Soda Co. Ltd.	13,000	86,850
Nishimatsu Construction Co. Ltd.	3,900	113,409
Nissin Corp.	1,200	33,162
Nittetsu Mining Co. Ltd.	100	6,848
North Pacific Bank Ltd.	40,000	128,826
NSD Co. Ltd.	3,700	76,473
Okumura Corp.	4,400	179,708
Osaka Soda Co. Ltd.	800	20,421
PeptiDream, Inc.(a)	800	26,817
Premier Investment Corp.	28	26,272
Press Kogyo Co. Ltd.	6,000	35,964
Proto Corp.	500	7,345
Riken Vitamin Co. Ltd.	100	3,996
Rohto Pharmaceutical Co. Ltd.	5,200	133,804
Ryobi Ltd.	400	10,382
Ryoyo Electro Corp.	1,400	24,005
Sangetsu Corp.	800	14,638
Sanki Engineering Co. Ltd.	4,800	59,437
Senshu Ikeda Holdings, Inc.	10,100	36,474
Shikoku Electric Power Co., Inc.	19,600	263,963
Shin-Etsu Polymer Co. Ltd.	3,800	40,117
Shinko Electric Industries Co. Ltd.	41,500	320,783
Shinmaywa Industries Ltd.	1,000	9,645
Shinnihon Corp.	4,500	37,719
Shizuoka Gas Co. Ltd.	5,900	51,322
Showa Sangyo Co. Ltd.	1,200	30,775
Studio Alice Co. Ltd.	800	18,698
Sumitomo Warehouse Co. Ltd.	11,000	78,468
Tachi-S Co. Ltd.	600	11,307
Tatsuta Electric Wire and Cable Co. Ltd.	1,200	9,140
Tenma Corp.	500	9,392
T-Gaia Corp.	800	17,478
TIS, Inc.	200	6,830
TKC Corp.	200	6,887

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) November 30, 2017 (unaudited)	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Toenec Corp.	800	$23,189
Tokai Corp.	300	12,590
Tokai Holdings Corp.	1,900	14,785
Tokai Rika Co. Ltd.	2,000	41,854
Token Corp.	8,500	1,070,381
Tokyo Broadcasting System Holdings, Inc.	2,700	66,596
Tokyo Dome Corp.	2,200	21,793
Toshiba TEC Corp.	4,000	25,332
Toyo Kohan Co. Ltd.	1,600	6,561
Toyobo Co. Ltd.	3,000	54,748
Toyota Boshoku Corp.	3,400	70,937
TS Tech Co. Ltd.	1,100	45,183
Tsubakimoto Chain Co.	19,000	151,269
Tsugami Corp.	1,000	10,507
Tsukishima Kikai Co. Ltd.	1,100	12,300
TV Asahi Holdings Corp.	3,100	66,222
Ube Industries Ltd.	10,300	300,943
Unipres Corp.	1,100	29,298
Warabeya Nichiyo Holdings Co. Ltd.	200	5,343
Xebio Holdings Co. Ltd.	1,800	33,250
Yahagi Construction Co. Ltd.	3,000	26,574
Yodogawa Steel Works Ltd.	200	5,982
Yorozu Corp.	400	8,885
Yuasa Trading Co. Ltd.	2,100	73,927
Yurtec Corp.	2,000	17,470
Zeon Corp.	1,000	13,884

		9,187,119
Jersey — 0.5%
Centamin PLC	251,973	469,560

Malaysia — 0.5%
Bursa Malaysia Bhd	30,300	71,721
Gas Malaysia Bhd	82,100	54,004
IGB Real Estate Investment Trust	38,300	14,891
Malaysian Pacific Industries Bhd	53,700	170,655
Unisem M Bhd	176,300	154,335

		465,606
Mexico — 0.1%
Bolsa Mexicana de Valores SAB de CV	46,066	78,733

Netherlands — 0.3%
BE Semiconductor Industries NV	3,173	260,144
NSI NV	2,421	97,974

		358,118
Norway — 0.9%
Selvaag Bolig ASA	7,415	26,471
SpareBank 1 Nord Norge	6,186	45,795
TGS NOPEC Geophysical Co. ASA	33,528	809,118

		881,384
Poland — 0.2%
Enea SA	16,669	56,153
Energa SA	25,845	88,464
Netia SA	6,015	6,880
Warsaw Stock Exchange	2,038	25,019

		176,516
Portugal — 0.1%
Altri SGPS SA	10,727	66,358
NOS SGPS SA	2,004	13,620

		79,978
Puerto Rico — 0.1%
First BanCorp(a)	3,389	16,877
OFG Bancorp	1,114	10,917

Security	Shares	Value
Puerto Rico (continued)
Triple-S Management Corp., Class B(a)	831	$23,617

		51,411
Russia — 0.0%
LSR Group PJSC — GDR, Registered Shares	2,530	6,932

Singapore — 0.8%
Boustead Singapore Ltd.	8,700	5,615
Far East Hospitality Trust(d)	41,200	21,996
Indofood Agri Resources Ltd.	20,300	5,886
Lippo Malls Indonesia Retail Trust	297,100	91,426
Venture Corp. Ltd.	13,600	212,216
Yanlord Land Group Ltd.(c)	437,500	539,524

		876,663
South Africa — 0.1%
Adcock Ingram Holdings Ltd.	14,279	56,637
Alexander Forbes Group Holdings Ltd.	12,514	5,931
Astral Foods Ltd.	1,465	23,500

		86,068
South Korea — 1.1%
Cell Biotech Co. Ltd.	289	10,604
Dae Han Flour Mills Co. Ltd.	197	30,593
Daekyo Co. Ltd.	2,318	17,040
Dong Ah Tire & Rubber Co. Ltd./New(a)	146	1,675
Dongkuk Steel Mill Co. Ltd.	630	6,523
DTR Automotive Corp.	106	3,370
Green Cross Corp.	35	6,951
GS Home Shopping, Inc.	1,488	291,379
Hugel, Inc.(a)	14	6,208
Ilshin Spinning Co. Ltd.	79	8,130
KISCO Corp.	1,169	41,357
KIWOOM Securities Co. Ltd.	79	6,002
KT Skylife Co. Ltd.	6,658	80,759
LF Corp.	245	6,912
Meritz Fire & Marine Insurance Co. Ltd.	2,882	68,061
Modetour Network, Inc.	3,704	120,318
Namyang Dairy Products Co. Ltd.	124	79,191
Orion Holdings Corp.	2,512	66,749
Samchully Co. Ltd.	58	6,369
Samjin Pharmaceutical Co. Ltd.	1,905	63,894
Taekwang Industrial Co. Ltd.	179	208,731
ViroMed Co. Ltd.(a)	133	19,342

		1,150,158
Spain — 1.0%
Cia de Distribucion Integral Logista Holdings SA	10,690	256,490
Faes Farma SA	14,546	54,451
Mediaset Espana Comunicacion SA	47,854	558,074
Papeles y Cartones de Europa SA	13,280	159,036

		1,028,051
Sweden — 3.6%
Bilia AB, Class A	264	2,468
BioGaia AB, Class B	513	18,661
Hemfosa Fastigheter AB	10,510	138,099
JM AB	49,155	1,132,041
KappAhl AB(a)	9,166	52,195
Klovern AB, Class B	165,485	225,366
Nobia AB	1,117	9,090
Nobina AB(b)	11,015	66,122
Peab AB	80,603	724,574
Svenska Cellulosa AB SCA, Class B	132,312	1,290,567
Swedish Orphan Biovitrum AB(a)	1,560	21,502
Vitrolife AB	66	4,988

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Schedule of Investments (continued) November 30, 2017 (unaudited)	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Wihlborgs Fastigheter AB	3,593	$83,664

		3,769,337
Switzerland — 1.0%
Ascom Holding AG, Registered Shares	1,371	32,751
Basilea Pharmaceutica AG, Registered Shares(a)(c)	75	5,760
Bucher Industries AG, Registered Shares	58	23,038
dormakaba Holding AG(a)	100	94,796
GAM Holding AG(a)	11,230	178,595
Georg Fischer AG, Registered Shares	69	90,934
Helvetia Holding AG, Registered Shares	16	8,835
Idorsia Ltd.(a)	797	17,135
Inficon Holding AG, Registered Shares(a)	272	161,860
Logitech International SA, Registered Shares	3,369	117,520
Sunrise Communications Group AG(a)(b)	3,304	299,585
Valora Holding AG, Registered Shares	95	32,344

		1,063,153
Taiwan — 2.8%
Accton Technology Corp.	193,000	711,346
Addcn Technology Co. Ltd.	1,000	7,699
Alpha Networks, Inc.	390,000	325,255
Ardentec Corp.	15,000	19,540
Charoen Pokphand Enterprise	26,000	51,973
China General Plastics Corp.	48,790	47,033
Coretronic Corp.	96,000	107,367
E Ink Holdings, Inc.	56,000	99,971
Formosa Advanced Technologies Co. Ltd.	72,000	75,855
Getac Technology Corp.	110,000	148,986
Gigabyte Technology Co. Ltd.	42,000	68,324
Grand Pacific Petrochemical	143,000	129,139
Great China Metal Industry	7,000	5,972
Kindom Construction Corp.	148,000	95,009
King’s Town Bank Co. Ltd.	32,000	36,930
LCY Chemical Corp.	240,000	335,426
Microlife Corp.	6,000	15,043
Sigurd Microelectronics Corp.	42,000	44,734
Soft-World International Corp.	92,000	215,565
Syncmold Enterprise Corp.	69,000	152,290
Tripod Technology Corp.	23,000	74,530
TXC Corp.	86,000	113,239
Wowprime Corp.	7,000	30,717

		2,911,943
Thailand — 2.4%
Ananda Development PCL — NVDR	179,900	34,702
Bangchak Corp. PCL — NVDR	107,400	123,316
Beauty Community PCL	28,200	18,305
Beauty Community PCL — NVDR	53,400	34,663
Kiatnakin Bank PCL — NVDR	245,000	565,650
MC Group PCL — NVDR	106,800	52,321
Sansiri PCL — NVDR	259,500	17,847
Thanachart Capital PCL — NVDR	730,600	1,258,305
Tisco Financial Group PCL — NVDR	131,200	354,513
TTW PCL — NVDR	31,200	11,941

		2,471,563
Turkey — 2.0%
Aksa Akrilik Kimya Sanayii A/S	6,346	19,715
Anadolu Cam Sanayii A/S	220,122	138,185
Aygaz A/S	63,678	239,275
Migros Ticaret A/S(a)	3,135	18,989
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	21,076	17,761
Tekfen Holding A/S	326,018	1,178,961
Trakya Cam Sanayii A/S	423,132	446,267

		2,059,153
United Kingdom — 3.8%
Abcam PLC	3,165	42,076

Security	Shares	Value
United Kingdom (continued)
Acacia Mining PLC(a)	13,352	$31,231
Ashmore Group PLC	5,855	29,726
Brewin Dolphin Holdings PLC	4,311	21,069
BTG PLC(a)	4,235	41,544
Costain Group PLC	6,015	34,898
Dart Group PLC	10,648	101,018
DS Smith PLC	8,637	63,183
esure Group PLC	21,332	74,604
Fenner PLC	1,298	6,767
Fevertree Drinks PLC	4,368	115,191
Genus PLC	581	18,331
Go-Ahead Group PLC	13,720	288,342
Grainger PLC	50,347	191,052
HomeServe PLC	48,978	529,569
Indivior PLC(a)	12,472	62,543
Moneysupermarket.com Group PLC	11,175	50,629
National Express Group PLC	10,147	49,922
NEX Group PLC	20,614	165,457
OneSavings Bank PLC	30,574	161,754
Pagegroup PLC	3,830	24,395
QinetiQ Group PLC	166,441	486,846
Shaftesbury PLC	50,146	673,085
Spirax-Sarco Engineering PLC	1,818	141,873
SSP Group PLC	1,234	10,772
Stock Spirits Group PLC	10,308	36,905
William Hill PLC	137,243	536,567

		3,989,349
United States — 49.5%
Abercrombie & Fitch Co., Class A	4,897	85,012
ACADIA Pharmaceuticals, Inc.(a)(c)	1,173	35,483
Acceleron Pharma, Inc.(a)	293	10,692
Acorda Therapeutics, Inc.(a)(c)	336	6,821
Advanced Energy Industries, Inc.(a)	2,165	162,310
Agios Pharmaceuticals, Inc. (a)(c)	468	28,805
Alamo Group, Inc.	1,301	153,453
Allison Transmission Holdings, Inc.	24,637	1,011,102
Alnylam Pharmaceuticals, Inc.(a)	1,188	159,834
Altisource Residential Corp.	834	9,132
American Eagle Outfitters, Inc.	10,117	162,681
American Public Education, Inc.(a)(c)	1,868	50,156
Amicus Therapeutics, Inc.(a)	1,514	21,075
Applied Industrial Technologies, Inc	5,324	340,470
Arena Pharmaceuticals, Inc.(a)	201	6,229
Argan, Inc	2,812	165,908
Armstrong World Industries, Inc.(a)	6,933	415,633
Array BioPharma, Inc.(a)	1,799	20,239
Ashford Hospitality Trust, Inc.	12,844	83,614
Aspen Technology, Inc.(a)	18,534	1,240,295
Avexis, Inc.(a)	293	27,779
Big Lots, Inc.	643	38,001
Bioverativ, Inc.(a)	1,336	66,827
Bloomin’ Brands, Inc.	39,237	842,418
Bluebird Bio, Inc. (a)	595	102,816
Blueprint Medicines Corp.(a)	288	21,617
Boingo Wireless, Inc.(a)(c)	4,577	113,052
Boston Private Financial Holdings, Inc.	426	6,965
Bottomline Technologies, Inc.(a)	4,231	141,019
Brady Corp., Class A	8,678	339,310
Brink’s Co.	12,488	1,009,655
Bruker Corp.	34,858	1,226,304
Burlington Stores, Inc.(a)	4,835	514,299
BWX Technologies, Inc.	11,291	705,123
Cabot Corp.	650	39,806
Cabot Microelectronics Corp.	10,531	1,014,346
Catalent, Inc.(a)	27,637	1,099,676
Cato Corp., Class A	10,182	160,672
Charles River Laboratories International, Inc.(a) .	12,361	1,288,016
Chatham Lodging Trust	3,231	73,311
Chemed Corp.	5,269	1,295,858

4	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) November 30, 2017 (unaudited)	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Choice Hotels International, Inc.	15,956	$1,252,546
Citi Trends, Inc.	657	16,944
Clovis Oncology, Inc.(a)	570	35,836
Cohu, Inc.	3,790	86,260
CSG Systems International, Inc.	6,860	314,805
Curtiss-Wright Corp.	2,703	335,713
DCT Industrial Trust, Inc.	1,770	106,448
DiamondRock Hospitality Co.	54,960	615,002
Dynavax Technologies Corp.(a)	456	9,120
Emergent BioSolutions, Inc.(a)(c)	775	34,046
Enbridge Energy Management LLC(a)	1	11
Ennis, Inc.	4,162	88,026
EnPro Industries, Inc.	215	18,570
Esperion Therapeutics, Inc.(a)	104	6,397
Essendant, Inc.	786	7,396
Exact Sciences Corp.(a)	1,577	93,800
Exelixis, Inc.(a)	4,526	122,564
Express, Inc.(a)	20,234	197,079
Exterran Corp.(a)	5,326	163,189
FBL Financial Group, Inc., Class A	2,421	182,543
Federal Agricultural Mortgage Corp., Class C	362	26,879
FibroGen, Inc.(a)	835	39,663
First Commonwealth Financial Corp.	4,187	63,224
First Community Bancshares, Inc.	501	15,030
First Horizon National Corp.	2,961	57,414
First Merchants Corp.	4,876	213,569
Five Prime Therapeutics, Inc.(a)	210	5,534
Forrester Research, Inc.	137	6,364
FutureFuel Corp.	358	5,374
GAMCO Investors, Inc., Class A	1,400	40,950
Global Blood Therapeutics, Inc.(a)	193	7,614
Gorman-Rupp Co.	350	11,526
Grand Canyon Education, Inc.(a)	6,038	573,368
Granite Point Mortgage Trust, Inc.	1	15
Green Dot Corp., Class A(a)	1,456	89,981
H&E Equipment Services, Inc.	901	33,508
Haemonetics Corp.(a)	75	4,335
Halozyme Therapeutics, Inc.(a)	1,144	21,358
Harsco Corp.(a)	4,016	72,489
Haverty Furniture Cos., Inc.	219	5,289
Hersha Hospitality Trust	7,829	137,399
Highwoods Properties, Inc.	999	50,739
Huntsman Corp.	2,771	88,561
Immunomedics, Inc.(a)	495	5,376
Infinity Property & Casualty Corp.	193	20,805
Ingevity Corp.(a)	1,420	113,018
Innophos Holdings, Inc.	966	44,755
Insmed, Inc.(a)	803	25,046
Insperity, Inc.	292	34,427
Inter Parfums, Inc.	8,084	358,121
Intercept Pharmaceuticals, Inc.(a)	101	6,202
InterDigital, Inc.	15,712	1,195,683
Interface, Inc.	422	10,529
Intrexon Corp.(a)	516	7,038
Invesco Mortgage Capital, Inc.	47,915	846,179
Ionis Pharmaceuticals, Inc.(a)(c)	1,623	90,060
Ironwood Pharmaceuticals, Inc.(a)(c)	1,122	19,377
iStar, Inc.(a)	1,170	13,455
ITT, Inc.	5,645	305,959
Jabil, Inc.	16,172	466,562
John Wiley & Sons, Inc., Class A	8,695	514,309
Juno Therapeutics, Inc.(a)	929	50,742
Kadant, Inc.	827	84,602
KAR Auction Services, Inc.	25,315	1,275,117
Kimball International, Inc., Class B	365	6,767
Lakeland Financial Corp.	4,413	223,651
Landstar System, Inc.	5,585	576,372
Legg Mason, Inc.	32,184	1,286,073
Ligand Pharmaceuticals, Inc.(a)	245	32,303
Lincoln Electric Holdings, Inc.	12,011	1,094,683

Security	Shares	Value
United States (continued)
Loxo Oncology, Inc.(a)	191	$14,659
Magellan Health, Inc.(a)	2,378	200,941
Marten Transport Ltd.	2,944	59,322
Masimo Corp.(a)	12,368	1,098,773
Materion Corp.	3,290	160,881
Matson, Inc.	215	6,272
McGrath RentCorp	945	45,171
Medifast, Inc.	123	8,429
Mercantile Bank Corp.	1,292	47,946
Meridian Bancorp, Inc.	1,667	33,590
Meritor, Inc.(a)	1,959	48,936
MiMedx Group, Inc.(a)(c)	985	11,396
Mitel Networks Corp. (a)	2,179	17,040
MKS Instruments, Inc.	174	16,408
Momenta Pharmaceuticals, Inc. (a)	492	6,790
MongoDB, Inc. (a)	2,280	65,048
MSA Safety, Inc.	651	55,986
MTGE Investment Corp.	37,306	692,026
Myriad Genetics, Inc. (a)	725	25,107
National Bank Holdings Corp., Class A	4,652	157,842
Neurocrine Biosciences, Inc. (a)(c)	1,092	78,504
OM Asset Management PLC	38,704	634,746
OPKO Health, Inc. (a)	3,589	18,842
Orthofix International NV (a)	8,400	455,448
Oshkosh Corp.	586	52,763
Otter Tail Corp.	337	16,277
Outfront Media, Inc. (c)	50,506	1,184,871
Owens Corning	15,333	1,354,671
Owens-Illinois, Inc. (a)	2,447	59,266
Park Hotels & Resorts, Inc.	24,396	712,363
PDL BioPharma, Inc. (a)	5,825	16,951
Peoples Bancorp, Inc.	354	11,986
PerkinElmer, Inc.	3,415	251,617
Pier 1 Imports, Inc.	19,634	96,010
Piper Jaffray Cos.	307	24,115
Portola Pharmaceuticals, Inc. (a)	715	36,286
Potlatch Corp.	1,638	84,521
Primoris Services Corp.	310	8,677
Progress Software Corp.	29,307	1,211,551
Provident Financial Services, Inc.	7,653	209,233
Puma Biotechnology, Inc. (a)	358	37,912
Radius Health, Inc. (a)	230	6,511
Regal Beloit Corp.	2,225	171,214
Regis Corp. (a)	5,863	93,515
Repligen Corp. (a)	280	9,926
Republic Bancorp, Inc., Class A	830	35,325
Resources Connection, Inc.	9,359	150,212
RigNet, Inc. (a)	391	6,295
RLJ Lodging Trust (c)	36,637	794,290
RPX Corp.	9,250	122,008
RR Donnelley & Sons Co.	5,482	51,476
Ruth’s Hospitality Group, Inc.	241	5,169
Ryder System, Inc.	16,185	1,334,939
Sabra Health Care REIT, Inc.	933	17,951
Sage Therapeutics, Inc. (a)	453	41,862
Sandy Spring Bancorp, Inc.	4,348	171,268
Sangamo Therapeutics, Inc. (a)	636	10,303
Sarepta Therapeutics, Inc. (a)(c)	607	33,792
Schnitzer Steel Industries, Inc., Class A	2,069	60,415
Service Corp. International	13,215	488,294
Shoe Carnival, Inc.	502	13,444
Silgan Holdings, Inc.	14,879	429,706
SP Plus Corp. (a)	3,875	151,900
Spark Therapeutics, Inc. (a)(c)	343	25,118
Spectrum Pharmaceuticals, Inc. (a)	652	12,779
Spok Holdings, Inc.	1,723	30,153
Sprouts Farmers Market, Inc. (a)	1,977	46,222
Steelcase, Inc., Class A	1,521	23,119
Stoneridge, Inc. (a)	1,867	42,605
Surmodics, Inc. (a)	1,291	42,732

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	5

Schedule of Investments (continued) November 30, 2017 (unaudited)	Advantage Global SmallCap Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
SYNNEX Corp.	84	$11,441
Synovus Financial Corp.	2,170	107,697
Tenneco, Inc.	10,301	611,982
Teradyne, Inc.	30,595	1,238,180
Terex Corp.	9,612	449,457
Titan Machinery, Inc.(a)	2,410	45,790
Toro Co.	14,554	949,649
Tower International, Inc.	5,659	182,220
TriCo Bancshares	2,420	101,713
TriNet Group, Inc.(a)(c)	12,569	562,588
Trinseo SA	17,004	1,254,895
Ultragenyx Pharmaceutical, Inc.(a)(c)	371	18,732
United Financial Bancorp, Inc.	1,285	23,952
Universal Logistics Holdings, Inc.	383	8,943
Vectren Corp.	1,005	69,848
Vera Bradley, Inc.(a)(c)	1,095	9,691
Verint Systems, Inc.(a)	1,566	68,513
Versum Materials, Inc.	31,021	1,191,206
Vishay Intertechnology, Inc.	4,103	89,856
Visteon Corp.(a)	3,379	444,981
Washington Trust Bancorp, Inc.	47	2,672
Weingarten Realty Investors	17,517	577,185
WellCare Health Plans, Inc.(a)	6,488	1,381,879
Westwood Holdings Group, Inc.	38	2,597
Xencor, Inc.(a)	230	4,993
Xenia Hotels & Resorts, Inc.	1,227	26,982

		51,448,861

Total Common Stocks — 97.2% (Cost: $92,887,292)		101,061,890

Rights — 0.0%

South Korea — 0.0%
Harim Co. Ltd.(a)(e)	1,689	978

Total Rights — 0.0% (Cost: $0)		978

Total Long-Term Investments — 97.2% (Cost: $92,887,292)		101,062,868

Security		Shares	Value

Short-Term Securities — 5.2%

Money Market Funds — 2.3%
SL Liquidity Series, LLC, Money Market Series, 1.33% (f)(g)(h)		2,371,395	$2,371,395

Total Money Market Funds — 2.3% (Cost: $2,371,487)			2,371,395

		Par (000)

Time Deposits — 2.9%

Canada — 0.0%
Brown Brothers Harriman & Co., 0.25%, 12/01/17	CAD	22	$16,916

Europe — 0.3%
Citibank, London, (0.57)%, 12/01/17	EUR	264	314,362

Japan — 0.2%
Skandinaviska Enskilda Banken AB, (0.23)%, 12/01/17	JPY	22,305	198,184

Singapore — 0.0%
Brown Brothers Harriman & Co., 0.35%, 12/01/17	SGD	4	3,037

South Africa — 0.0%
Brown Brothers Harriman & Co., 5.30%, 12/01/17	ZAR	69	5,040

United Kingdom — 0.2%
Citibank, London, 0.16%, 12/01/17	GBP	181	245,260

United States — 2.2%
BNP Paribas S.A., 1.18%, 12/01/17	USD	2,222	2,222,352

Total Time Deposits — 2.9% (Cost: $3,005,151)			3,005,151

Total Short-Term Securities — 5.2% (Cost: $5,376,638)			5,376,546

Total Investments — 102.4% (Cost: $98,263,930)			106,439,414
Liabilities in Excess of Other Assets — (2.4)%			(2,506,797)

Net Assets — 100.0%			$103,932,617

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security, or a portion of the security, is on loan.
(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/2017	Net Activity	Shares Held at 11/30/2017	Value at 11/30/2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	1,555,085	816,310	2,371,395	$2,371,395	$3,075	(a)	$(49)	$(197)

(a)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

6	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) November 30, 2017 (unaudited)	Advantage Global SmallCap Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	9	December 2017	$383	$(1,585)
FTSE 100 Index	1	December 2017	$99	(1,509)
Russell 2000 E-Mini Index	18	December 2017	$1,391	49,525
Nikkei 225 Yen Index	4	December 2017	$407	7,252
Mini MSCI Emerging Markets Index	5	December 2017	$280	(3,371)

Total				$50,312

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	7

Schedule of Investments (continued) November 30, 2017 (unaudited)	Advantage Global SmallCap Fund

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Australia	$25,982	$957,471	—	$983,453
Austria	7,985	—	—	7,985
Belgium	—	54,816	—	54,816
Brazil	439,613	—	—	439,613
Canada	4,188,955	—	—	4,188,955
China	477,857	2,488,021	—	2,965,878
Czech Republic	—	166,810	—	166,810
Denmark	—	1,137,447	—	1,137,447
Finland	231,328	6,633	—	237,961
France	2,604,590	17,654	—	2,622,244
Georgia	—	30,107	—	30,107
Germany	99,330	2,057,044	—	2,156,374
Greece	554,100	—	—	554,100
Hong Kong	158,549	1,177,787	—	1,336,336
Hungary	251,125	—	—	251,125
India	10,677	202,924	—	213,601
Indonesia	73,404	45,259	—	118,663
Ireland	14,598	—	—	14,598
Israel	648,838	6,809	—	655,647
Italy	29,943	286,578	—	316,521
Japan	156,851	9,030,268	—	9,187,119
Jersey	—	469,560	—	469,560
Malaysia	294,951	170,655	—	465,606
Mexico	78,733	—	—	78,733
Netherlands	97,974	260,144	—	358,118
Norway	26,471	854,913	—	881,384
Poland	81,172	95,344	—	176,516
Portugal	13,620	66,358	—	79,978
Puerto Rico	51,411	—	—	51,411
Russia	6,932	—	—	6,932
Singapore	113,422	763,241	—	876,663
South Africa	86,068	—	—	86,068
South Korea	1,027,779	122,379	—	1,150,158
Spain	54,451	973,600	—	1,028,051
Sweden	2,327,758	1,441,579	—	3,769,337
Switzerland	372,509	690,644	—	1,063,153
Taiwan	243,188	2,668,755	—	2,911,943
Thailand	1,888,066	583,497	—	2,471,563
Turkey	464,028	1,595,125	—	2,059,153
United Kingdom	2,335,036	1,654,313	—	3,989,349
United States	51,448,861	—	—	51,448,861
Rights	—	—	$978	978
Short-Term Securities:
Time Deposits	—	3,005,151	—	3,005,151

Subtotal	$70,986,155	$33,080,886	$978	$104,068,019

Investments Valued at NAV(a)				2,371,395

Total Investments				$106,439,414

Derivative Financial Instruments(b)
Assets:
Equity contracts	$56,777	—	—	$56,777
Liabilities:
Equity contracts	(6,465)	—	—	(6,465)

Total	$50,312	—	—	$50,312

(a)	As of November 30, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) November 30, 2017 (unaudited)	Advantage Global SmallCap Fund

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1(a)	Transfers Out of Level 1(b)	Transfers Into Level 2(b)	Transfers Out of Level 2(a)
Assets:
Investments:
Long-Term Investments:
China	$253,219	—	—	$(253,219)
Czech Republic	—	$(61,712)	$61,712	—
France	64,124	—	—	(64,124)
Germany	20,384	—	—	(20,384)
Greece	508,338	—	—	(508,338)
Hong Kong	124,589	—	—	(124,589)
Hungary	266,577	—	—	(266,577)
Indonesia	70,314	—	—	(70,314)
Israel	—	(7,495)	7,495	—
Malaysia	169,814	—	—	(169,814)
Poland	144,621	—	—	(144,621)
South Korea	780,191	—	—	(780,191)
Spain	47,716	(39,100)	39,100	(47,716)
Sweden	2,031,766	—	—	(2,031,766)
Switzerland	65,433	(13,272)	13,272	(65,433)
Taiwan	241,716	—	—	(241,716)
Thailand	99,842	—	—	(99,842)
Turkey	69,681	—	—	(69,681)
United Kingdom	1,192,414	(517,538)	517,538	(1,192,414)

Total	$6,150,739	$(639,117)	$639,117	$(6,150,739)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments

(b)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	9

Schedule of Investments November 30, 2017 (unaudited)	Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.9%

Auto Components — 1.8%
Adient PLC	6,909	$540,698
Goodyear Tire & Rubber Co.	12,432	402,424
Magna International, Inc.	13,640	763,840

		1,706,962
Banks — 9.0%
Cullen/Frost Bankers, Inc.	13,731	1,351,268
KeyCorp	96,587	1,833,221
Popular, Inc.	33,893	1,198,457
Regions Financial Corp.	124,932	2,072,622
SunTrust Banks, Inc.	31,924	1,967,476

		8,423,044
Beverages — 0.6%
Dr. Pepper Snapple Group, Inc.	5,830	525,808

Biotechnology — 1.0%
United Therapeutics Corp.(a)	7,082	920,589

Building Products — 1.3%
Owens Corning	13,964	1,233,719

Capital Markets — 1.0%
Invesco Ltd.	26,165	946,388

Chemicals — 3.1%
Cabot Corp.	8,414	515,273
Eastman Chemical Co.	16,177	1,494,269
Huntsman Corp.	19,319	617,435
Praxair, Inc.	1,660	255,507

		2,882,484
Communications Equipment — 0.6%
Motorola Solutions, Inc.	6,257	588,846

Construction Materials — 0.7%
CRH PLC	18,760	651,486

Containers & Packaging — 2.3%
International Paper Co.	12,229	692,284
Packaging Corp. of America	4,288	508,557
WestRock Co.	15,742	982,458

		2,183,299
Diversified Financial Services — 1.5%
Leucadia National Corp.	52,878	1,391,220

Diversified Telecommunication Services — 0.8%
BCE, Inc.	9,934	474,945
CenturyLink, Inc.	16,987	247,840

		722,785
Electric Utilities — 8.6%
Edison International	16,879	1,371,756
Entergy Corp.	22,572	1,952,027
Exelon Corp.	5,630	234,827
FirstEnergy Corp.	60,821	2,076,429
Great Plains Energy, Inc.	61,507	2,110,305
PG&E Corp.	4,700	254,928

		8,000,272
Electronic Equipment, Instruments & Components — 6.8%
Avnet, Inc.	32,745	1,355,970
CDW Corp.	28,224	1,975,962
Corning, Inc.	18,552	600,899
Dolby Laboratories, Inc., Class A	30,420	1,891,516

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	5,470	$516,587

		6,340,934
Energy Equipment & Services — 3.3%
Baker Hughes a GE Co.	8,453	251,308
Helmerich & Payne, Inc.	12,249	717,546
Rowan Cos., PLC, Class A(a)	72,116	1,043,519
Transocean Ltd.(a)	100,447	1,018,533

		3,030,906
Equity Real Estate Investment Trusts (REITs) — 7.0%
Crown Castle International Corp.	8,186	925,018
Duke Realty Corp.	15,756	443,216
Lamar Advertising Co., Class A(b)	25,161	1,892,862
Prologis, Inc.	25,317	1,676,745
Rayonier, Inc.	23,288	734,736
Welltower, Inc.	12,193	822,540

		6,495,117
Food & Staples Retailing — 0.8%
Kroger Co.	29,828	771,352

Food Products — 1.4%
General Mills, Inc.	3,900	220,584
Ingredion, Inc.	6,077	841,543
Kellogg Co.	3,190	211,050

		1,273,177
Health Care Equipment & Supplies — 3.2%
Koninklijke Philips NV	23,120	896,400
Smith & Nephew PLC — ADR	39,212	1,405,358
Zimmer Biomet Holdings, Inc.	5,490	642,879

		2,944,637
Health Care Providers & Services — 6.1%
Cardinal Health, Inc.	13,025	770,950
Cigna Corp.	2,270	480,627
Express Scripts Holding Co.(a)	14,360	935,985
Humana, Inc.	3,960	1,033,006
McKesson Corp.	5,571	823,060
Premier, Inc., Class A(a)	19,074	553,527
Quest Diagnostics, Inc.	4,204	413,926
WellCare Health Plans, Inc.(a)	2,958	630,024

		5,641,105
Hotels, Restaurants & Leisure — 0.6%
International Game Technology PLC	21,295	585,400

Household Durables — 0.5%
Whirlpool Corp.	2,750	463,568

Household Products — 0.9%
Energizer Holdings, Inc.	17,517	804,556

Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.	76,068	804,799

Insurance — 7.5%
Allstate Corp.	6,802	698,293
Assurant, Inc.	17,712	1,786,609
Assured Guaranty Ltd.	22,560	819,154
Everest Re Group Ltd.	1,660	364,536
Hartford Financial Services Group, Inc.	11,590	665,730
Marsh & McLennan Cos., Inc.	8,380	703,333
MetLife, Inc.	9,030	484,730
Prudential Financial, Inc.	2,110	244,422

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Schedule of Investments (continued) November 30, 2017 (unaudited)	Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Validus Holdings Ltd.	25,634	$1,260,680

		7,027,487
IT Services — 1.0%
Fidelity National Information Services, Inc.	9,474	893,682

Leisure Products — 1.8%
Mattel, Inc.(a)	56,320	1,027,840
Polaris Industries, Inc.	4,820	612,188

		1,640,028
Machinery — 4.0%
Cummins, Inc.	9,778	1,636,837
Pentair PLC	13,584	966,638
Stanley Black & Decker, Inc.	1,870	317,208
Terex Corp.	17,615	823,677

		3,744,360
Media — 1.5%
Discovery Communications, Inc., Class C(a)(b)	35,248	637,284
Interpublic Group of Cos., Inc.	37,045	732,750

		1,370,034
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Chimera Investment Corp.(b)	23,577	431,459

Multiline Retail — 0.6%
Dollar General Corp.	6,341	558,515

Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	20,174	1,070,433

Oil, Gas & Consumable Fuels — 5.4%
Devon Energy Corp.	26,799	1,032,566
Hess Corp.	29,630	1,359,424
Marathon Oil Corp.	53,316	791,210
Marathon Petroleum Corp.	8,293	519,391
Williams Cos., Inc.	45,576	1,323,983

		5,026,574
Personal Products — 0.6%
Nu Skin Enterprises, Inc., Class A	8,048	546,540

Professional Services — 1.9%
Experian PLC	22,170	461,295
Nielsen Holdings PLC	36,007	1,322,177

		1,783,472
Real Estate Management & Development — 0.7%
Realogy Holdings Corp.	23,499	655,857

Road & Rail — 0.3%
Norfolk Southern Corp.	1,896	262,842

Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.	15,452	1,330,572
Xilinx, Inc.	5,253	365,136

		1,695,708
Software — 2.2%
CA, Inc.	16,778	554,849
Constellation Software, Inc.	1,586	928,968
Symantec Corp.	20,252	586,701

		2,070,518
Specialty Retail — 1.1%
Bed Bath & Beyond, Inc.	15,384	344,448
Williams-Sonoma, Inc.	14,104	721,561

		1,066,009

Security		Shares	Value
Technology Hardware, Storage & Peripherals — 1.3%
NetApp, Inc.		21,397	$1,209,144

Wireless Telecommunication Services — 1.8%
Telephone & Data Systems, Inc.		62,293	1,724,893

Total Long-Term Investments — 98.9% (Cost: $86,689,010)			92,110,008

Short-Term Securities — 2.8%

Money Market Funds — 2.0%
SL Liquidity Series, LLC, Money Market Series, 1.33%(c)(d)(e)		1,861,474	1,861,474

Total Money Market Funds — 2.0% (Cost: $1,861,648)			1,861,474

		Par (000)

Time Deposits — 0.8%

United States — 0.8%
JPMorgan Chase Bank N.A., 1.18%, 12/01/17	USD	697	696,857

Total Time Deposits — 0.8% (Cost: $696,857)			696,857

Total Short-Term Securities — 2.8% (Cost:$2,558,505)			2,558,331

Total Investments — 101.7% (Cost: $89,247,515)			94,668,339
Liabilities in Excess of Other Assets — (1.7)%			(1,573,230)

Net Assets — 100.0%			$93,095,109

2	SCHEDULE OF INVESTMENTS

Schedule of Investments (continued) November 30, 2017 (unaudited)	Mid Cap Dividend Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/2017	Net Activity	Shares Held at 11/30/2017	Value at 11/30/2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
SL Liquidity Series, LLC, Money Market Series	213,813	1,647,661	1,861,474	$1,861,474	$551	(a)	$(77)	$(174)

(a)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Currency Abbreviation

USD U.S. Dollar

Portfolio Abbreviation

ADR American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Auto Components	$1,706,962	—	—	$1,706,962
Banks	8,423,044	—	—	8,423,044
Beverages	525,808	—	—	525,808
Biotechnology	920,589	—	—	920,589
Building Products	1,233,719	—	—	1,233,719
Capital Markets	946,388	—	—	946,388
Chemicals	2,882,484	—	—	2,882,484
Communications Equipment	588,846	—	—	588,846
Construction Materials	—	$651,486	—	651,486
Containers & Packaging	2,183,299	—	—	2,183,299
Diversified Financial Services	1,391,220	—	—	1,391,220
Diversified Telecommunication Services	722,785	—	—	722,785
Electric Utilities	8,000,272	—	—	8,000,272
Electronic Equipment, Instruments & Components	6,340,934	—	—	6,340,934
Energy Equipment & Services	3,030,906	—	—	3,030,906

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Schedule of Investments (continued) November 30, 2017 (unaudited)	Mid Cap Dividend Fund

	Level 1	Level 2	Level 3	Total
Equity Real Estate Investment Trusts (REITs)	$6,495,117	—	—	$6,495,117
Food & Staples Retailing	771,352	—	—	771,352
Food Products	1,273,177	—	—	1,273,177
Health Care Equipment & Supplies	2,048,237	$896,400	—	2,944,637
Health Care Providers & Services	5,641,105	—	—	5,641,105
Hotels, Restaurants & Leisure	585,400	—	—	585,400
Household Durables	463,568	—	—	463,568
Household Products	804,556	—	—	804,556
Independent Power and Renewable Electricity Producers	804,799	—	—	804,799
Insurance	7,027,487	—	—	7,027,487
IT Services	893,682	—	—	893,682
Leisure Products	1,640,028	—	—	1,640,028
Machinery	3,744,360	—	—	3,744,360
Media	1,370,034	—	—	1,370,034
Mortgage Real Estate Investment Trusts (REITs)	431,459	—	—	431,459
Multiline Retail	558,515	—	—	558,515
Multi-Utilities	1,070,433	—	—	1,070,433
Oil, Gas & Consumable Fuels	5,026,574	—	—	5,026,574
Personal Products	546,540	—	—	546,540
Professional Services	1,322,177	461,295	—	1,783,472
Real Estate Management & Development	655,857	—	—	655,857
Road & Rail	262,842	—	—	262,842
Semiconductors & Semiconductor Equipment	1,695,708	—	—	1,695,708
Software	2,070,518	—	—	2,070,518
Specialty Retail	1,066,009	—	—	1,066,009
Technology Hardware, Storage & Peripherals	1,209,144	—	—	1,209,144
Wireless Telecommunication Services	1,724,893	—	—	1,724,893
Short-Term Securities:
Time Deposits	—	696,857	—	696,857

Subtotal	$90,100,827	$2,706,038	—	$92,806,865

Investments Valued at NAV(a)				1,861,474

Total Investments				$94,668,339

(a)	As of November 30, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended November 30, 2017, there were no transfers between levels.

4	SCHEDULE OF INVESTMENTS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date:	January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date:	January 22, 2018